Segment Information - Schedule of Revenue by Service Segments (Details) - USD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting Information [Line Items]
Revenue by service segments	$ 2,638,840	$ 2,612,597
Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenue by service segments	$ 2,638,840	$ 2,612,597
Percentage of revenue by service segments	100.00%	100.00%
Corporate secretarial services [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenue by service segments	$ 1,618,946	$ 1,548,104
Percentage of revenue by service segments	61.30%	59.20%
Accounting services [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenue by service segments	$ 624,430	$ 493,520
Percentage of revenue by service segments	23.70%	18.90%
IP registration services [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenue by service segments	$ 395,464	$ 570,973
Percentage of revenue by service segments	15.00%	21.90%